Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2014
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

In September 2013, certain consolidated subsidiaries in North America amended their existing defined benefit pension plans, effective January 1, 2014, to reduce the benefits in future periods for their employees on or after January 1, 2014.

This plan amendment resulted in a reduction of the projected benefit obligation and recognition of the prior service benefit at the date of the plan amendment which is amortized over the average remaining service period from the date of the plan amendment. The consolidated subsidiaries also remeasured their projected benefit obligation and the fair value of related plan assets at the date of the plan amendment. The effects of the plan amendment and the remeasurement were recognized in other comprehensive income (loss), net of tax during the fiscal year ended March 31, 2014.

Following this plan amendment, employees of these consolidated subsidiaries could elect to move from the existing defined benefit pension plans to a defined contribution pension plan on January 1, 2014. Consequently, certain employees elected to move to the defined contribution pension plan in October 2013, resulting in a curtailment in the existing defined benefit pension plans. As a result, Honda recognized ¥21,368 million of the prior service benefit included in accumulated other comprehensive income (loss) as a curtailment gain, of which ¥15,407 million is included in cost of sales and ¥5,961 million is included in selling, general and administrative expense in the accompanying consolidated statements of income for the fiscal year ended March 31, 2014. The consolidated subsidiaries also remeasured their projected benefit obligation and the fair value of plan assets in the existing defined benefit pension plans at the date of the curtailment. The effect of the remeasurement was recognized in other comprehensive income (loss), net of tax during the fiscal year ended March 31, 2014.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2013	2014	2013	2014
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,193,566)	¥(1,283,216)	¥(536,064)	¥(685,155)
Service cost	(31,124)	(33,701)	(24,826)	(27,342)
Interest cost	(23,871)	(19,248)	(26,107)	(31,857)
Plan participants’ contributions	—	—	(26)	(13)
Actuarial gain (loss)	(82,834)	(4,833)	(33,210)	20,074
Benefits paid	48,179	47,363	11,177	39,339
Amendment	—	—	—	57,251
Curtailment	—	—	—	1,084
Foreign currency translation	—	—	(76,099)	(63,053)

Benefit obligations at end of year	(1,283,216)	(1,293,635)	(685,155)	(689,672)

Change in plan assets:
Fair value of plan assets at beginning of year	801,701	918,518	422,500	543,164
Actual return on plan assets	94,446	71,304	45,124	67,666
Employer contributions	70,550	69,580	23,795	33,557
Plan participants’ contributions	—	—	26	13
Benefits paid	(48,179)	(47,363)	(11,177)	(39,339)
Foreign currency translation	—	—	62,896	51,891

Fair value of plan assets at end of year	918,518	1,012,039	543,164	656,952

Funded status	¥(364,698)	¥(281,596)	¥(141,991)	¥(32,720)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,480	¥2,626	¥—	¥18,643
Current liabilities	(364)	(335)	(38)	(40)
Noncurrent liabilities	(365,814)	(283,887)	(141,953)	(51,323)

Total	¥(364,698)	¥(281,596)	¥(141,991)	¥(32,720)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥394,998	¥335,886	¥206,941	¥145,979
Net transition obligation	—	—	77	35
Prior service cost (benefit)	(121,671)	(105,367)	(1,905)	(35,497)

Total	¥273,327	¥230,519	¥205,113	¥110,517

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,262,263)	¥(1,272,687)	¥(493,040)	¥(469,569)
Accumulated benefit obligations	(1,180,781)	(1,191,640)	(453,165)	(469,152)
Fair value of plan assets	897,066	988,744	367,949	429,441

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2013 and 2014 were ¥1,197,913 million and ¥1,209,003 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2013 and 2014 were ¥610,517 million and ¥645,939 million, respectively.

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2014 include the following:

	Yen (millions)
	2012	2013	2014
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥33,454	¥31,124	¥33,701
Interest cost on projected benefit obligations	23,481	23,871	19,248
Expected return on plan assets	(23,645)	(24,048)	(25,341)
Amortization of actuarial loss (gain)	20,373	18,149	17,218
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

Total	¥37,359	¥32,792	¥28,522

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(13,305)	¥10,137	¥(41,894)
Amortization of actuarial loss (gain)	(20,373)	(18,149)	(17,218)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

Total	(17,374)	8,292	(42,808)

Total recognized in pension cost and other comprehensive income (loss)	¥19,985	¥41,084	¥(14,286)

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥19,506	¥24,826	¥27,342
Interest cost on projected benefit obligations	24,130	26,107	31,857
Expected return on plan assets	(26,796)	(30,254)	(39,624)
Amortization of actuarial loss (gain)	5,829	10,724	12,538
Amortization of net transition obligation	30	33	42
Amortization of prior service cost (benefit)	6	(205)	(2,291)
Curtailment gain	—	—	(21,368)
Other	3	17	—

Total	¥22,708	¥31,248	¥8,496

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥71,160	¥16,466	¥(48,424)
Amortization of actuarial loss (gain)	(5,829)	(10,724)	(12,538)
Amortization of net transition obligation	(30)	(33)	(42)
Prior service cost (benefit)	(2,677)	41	(57,251)
Amortization of prior service cost (benefit)	(6)	205	2,291
Curtailment gain	—	—	21,368

Total	62,618	5,955	(94,596)

Total recognized in pension cost and other comprehensive income (loss)	¥85,326	¥37,203	¥(86,100)

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥13,451	¥12,019
Amortization of net transition obligation	—	3
Amortization of prior service cost (benefit)	(16,304)	(3,371)

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2013 and 2014 were as follows:

	2013	2014
Japanese plans:
Discount rate	1.5%	1.5%
Rate of salary increase	2.2%	2.2%
Foreign plans:
Discount rate	4.5 ~ 4.7%	4.6 ~ 4.8%
Rate of salary increase	2.5 ~ 4.1%	2.5 ~ 3.9%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2014 were as follows:

	2012	2013	2014
Japanese plans:
Discount rate	2.0%	2.0%	1.5%
Rate of salary increase	2.2%	2.1%	2.2%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.5 ~ 6.0%	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.6%	1.5 ~ 4.4%	2.5 ~ 4.1%
Expected long-term rate of return	6.5 ~ 7.5%	6.2 ~ 7.7%	6.0 ~ 7.4%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investment environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans.

Plan assets

Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

	Yen (millions)
As of March 31, 2014	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥20,438	¥—	¥—	¥20,438
Equity securities	349,601	254	2	349,857
Corporate bonds	8,341	1,829	86	10,256
Government, agency and local bonds	256,114	107,491	—	363,605
Group annuity insurance:
General accounts	—	23,688	—	23,688
Separate accounts	—	11,625	—	11,625
Pooled funds:
Hedge funds	—	—	95,860	95,860
Commingled and other mutual funds	1,559	137,078	1,286	139,923
Derivative instruments	16	(3,229)	—	(3,213)

Total	¥636,069	¥278,736	¥97,234	¥1,012,039

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2013 and 2014 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2014				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785
Actual return on plan assets:
Relating to assets still held at the reporting date	—	4	—	9,600	73	9,677
Relating to assets sold during the period	—	—	3	644	—	647
Purchases, sales and settlements, net	2	64	(139)	225	—	152
Transfers in and/or out of Level 3	—	—	(27)	—	—	(27)

Balance at end of year	¥2	¥86	¥—	¥95,860	¥1,286	¥97,234

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2013 and 2014, this class includes approximately 10% and 8% of Japanese equity securities, 43% and 45% of United States equity securities and 47% and 47% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds, for which fair value is estimated using quoted market prices, is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2013 and 2014, this class includes approximately 23% and 18% of Japanese bonds, 24% and 23% of United States bonds and 53% and 59% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2013 and 2014, on a gross basis, asset position is ¥6,623 million and ¥2,711 million and liability position is ¥4,129 million and ¥5,924 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset-backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

	Yen (millions)
As of March 31, 2014	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,597	¥—	¥—	¥6,597
Short-term investments	462	11,891	—	12,353
Equity securities	201,787	3,514	—	205,301
Corporate bonds	—	61,883	266	62,149
Government, agency and local bonds	4,170	54,136	49	58,355
Pooled funds:
Real estate funds	—	—	35,856	35,856
Private equity funds	—	—	33,215	33,215
Hedge funds	—	—	35,807	35,807
Commingled and other mutual funds	—	184,288	17,091	201,379
Derivative instruments	(704)	1,475	(6)	765
Asset-backed securities	—	5,175	—	5,175

Total	¥212,312	¥322,362	¥122,278	¥656,952

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2013 and 2014 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006

	Yen (millions)
			Pooled funds
For the year ended March 31, 2014	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006
Actual return on plan assets:
Relating to assets still held at the reporting date	(12)	2	2,403	1,778	3,217	353	—	7,741
Relating to assets sold during the period	(3)	—	2	401	—	—	1	401
Purchases, sales and settlements, net	21	45	3,499	6,355	1,075	3,539	71	14,605
Transfers in and/or out of Level 3	(48)	(397)	—	—	—	—	—	(445)
Foreign currency translation	26	26	2,957	1,735	2,820	2,411	(5)	9,970

Balance at end of year	¥266	¥49	¥35,856	¥33,215	¥35,807	¥17,091	¥(6)	¥122,278

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2013 and 2014, this class includes approximately 6% and 5% of Japanese equity securities, 56% and 58% of United States equity securities and 38% and 37% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate mainly in the United States and the United Kingdom and their fair value is estimated based on prices using net asset value provided by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolios. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥56,152 million to its Japanese pension plans and ¥23,088 million to its foreign pension plans in the year ending March 31, 2015.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2015	¥46,670	¥23,297
2016	47,386	24,904
2017	48,683	26,797
2018	50,984	29,143
2019	53,616	32,020
2020-2024	298,741	198,433

Certain of the Company’s subsidiaries in North America provide mainly health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.

Special termination benefits

Yachiyo Industry Co., Ltd., which is a domestic consolidated subsidiary, implemented a special early retirement support plan in connection with the discontinuation of construction of a new auto plant resulting from the revision of Honda’s completed automobile production strategy for the year ended March 31, 2012. Honda recognized the cost related to this plan when the eligible employees decided to utilize the plan and the amount could be reasonably estimated. The cost of ¥10,354 million is included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.